Goodwill - Schedule of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 53.1	$ 53.1
Business combination (note 5)	10.8	0.0
Goodwill at end of period	$ 63.9	$ 53.1